SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Currency exchange rate per dollar			$ 6.3500	$ 6.5286
Currency translation description	1=6.3546 RMB	1=6.3500	1=6.3850 RMB	1=6.7473RMB
Operating expenses	$ 2,166	$ 149,769	$ 364,632	$ 114,088
Occupancy expense	$ 145,399		$ 488,790